SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shares acquired under terms of option agreements	$ 189	$ 118
Transfer of share-based payments reserve upon vesting of RSUs	1,008	1,018
Transfer of share-based payments reserve upon exercise of options	4,768	1,515
Equipment acquired under finance leases and equipment loans	5,835	889
Transfer of SBC reserves upon cancellation of options	65	0
Non-cash investing and financing activities	$ 11,865	$ 3,540